PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.8%
Corporate Bonds 23.4%
Argentina 0.1%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$104,700
Azerbaijan 0.4%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	301,288
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30	200	256,068
				557,356
Bahrain 0.5%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.625	11/07/24	400	445,900
Sr. Unsec’d. Notes	8.375	11/07/28	200	234,157
				680,057
Brazil 2.2%
Braskem America Finance Co., Gtd. Notes, 144A	7.125	07/22/41	200	226,562
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30	400	421,772
Petrobras Global Finance BV,
Gtd. Notes	5.093	01/15/30	467	512,406
Gtd. Notes	5.600	01/03/31	530	590,740
Gtd. Notes	5.999	01/27/28	95	111,352
Gtd. Notes	6.900	03/19/49	250	300,689
Gtd. Notes	7.375	01/17/27	261	326,394

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31	150	159,191
Vale Overseas Ltd., Gtd. Notes	3.750	07/08/30	90	98,546
				2,747,652
Chile 0.9%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.875	11/04/44	600	749,414
Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	249,804

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chile (cont’d.)

VTR Finance NV, Sr. Unsec’d. Notes	6.375%	07/15/28		200	$217,547
					1,216,765
China 0.9%
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	4.200	02/06/26		210	222,518
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42		200	249,785
Sinopec Group Overseas Development 2017 Ltd., Gtd. Notes	4.000	09/13/47		200	226,648
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49		400	433,011
					1,131,962
Colombia 0.2%
Grupo Aval Ltd., Gtd. Notes, 144A	4.375	02/04/30		200	206,567
Guatemala 0.2%
Energuate Trust, Gtd. Notes	5.875	05/03/27		200	212,027
India 0.9%
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	212,731
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		200	193,500
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		200	207,230
Indian Railway Finance Corp. Ltd., Sr. Unsec’d. Notes, EMTN	3.950	02/13/50		200	197,927
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	128,722
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	239,963
					1,180,073

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia 2.6%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950%	09/14/26		200	$207,551
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		200	236,407
Sr. Unsec’d. Notes	6.530	11/15/28		220	274,732
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	220,788

Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24		400	441,717
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	254,201
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	225,981
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	278,479
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	121,304
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	264,362

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		420	502,164
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		250	231,526
					3,259,212
Israel 0.2%
Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A	6.125	06/30/25		200	221,320
Jamaica 0.1%
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		39	32,908
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		51	51,609
Sr. Sec’d. Notes, 144A	8.750	05/25/24		97	101,078
					185,595
Kazakhstan 1.3%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42		400	587,036
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	5.375	04/24/30		200	245,719

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Kazakhstan (cont’d.)
KazMunayGas National Co. JSC, (cont’d.)
Sr. Unsec’d. Notes	5.750%	04/19/47	400	$515,078
Sr. Unsec’d. Notes	6.375	10/24/48	200	277,295
				1,625,128
Kuwait 0.4%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	497,151
Malaysia 1.3%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	339,224
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	1,025,729
Gtd. Notes, EMTN	4.550	04/21/50	200	256,432
				1,621,385
Mexico 4.7%
Cemex SAB de CV, Sr. Sec’d. Notes	5.450	11/19/29	400	435,135
FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40	235	244,686
Mexico City Airport Trust,
Sr. Sec’d. Notes	4.250	10/31/26	400	416,662
Sr. Sec’d. Notes	5.500	07/31/47	200	200,860

Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	207,585
Orbia Advance Corp. SAB de CV, Gtd. Notes, 144A	5.500	01/15/48	225	265,689
Petroleos Mexicanos,
Gtd. Notes	4.500	01/23/26	20	19,755
Gtd. Notes	5.950	01/28/31	180	170,550
Gtd. Notes	6.350	02/12/48	594	497,610
Gtd. Notes	6.490	01/23/27	315	325,590
Gtd. Notes	6.500	03/13/27	975	1,009,078
Gtd. Notes	6.500	01/23/29	435	432,588
Gtd. Notes	6.500	06/02/41	630	552,951
Gtd. Notes	6.840	01/23/30	243	243,817

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes	7.690%	01/23/50	550	$518,069
Gtd. Notes, MTN	6.875	08/04/26	455	488,628
				6,029,253
Netherlands 0.2%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27	200	205,118
Peru 0.2%
Nexa Resources SA, Gtd. Notes, 144A	5.375	05/04/27	210	230,316
Russia 1.2%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	300	424,271
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	615	926,739

Lukoil Securities BV, Gtd. Notes	3.875	05/06/30	200	213,262
				1,564,272
Saudi Arabia 0.2%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	229,556
South Africa 1.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	443,371
Sr. Unsec’d. Notes	7.125	02/11/25	600	639,015
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	400	418,568
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	660	743,516

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	232,754
				2,477,224
Thailand 0.1%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50	200	197,878

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trinidad & Tobago 0.1%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750%	06/15/26		166	$189,950
Tunisia 0.1%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.750	01/30/25		200	182,279
Turkey 0.2%
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A	6.000	01/23/25		200	203,439
Ukraine 0.5%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	420	525,078
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		90	96,901
					621,979
United Arab Emirates 1.4%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	229,495
Sr. Sec’d. Notes	4.600	11/02/47		200	243,342

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	237,304
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		600	812,166
ICD Funding Ltd., Gtd. Notes	4.625	05/21/24		200	214,998
					1,737,305
United States 0.2%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28		200	213,000
Venezuela 0.0%
Petroleos de Venezuela SA,
First Lien	8.500	10/27/20(d)		205	49,200
Sr. Unsec’d. Notes	5.375	04/12/27(d)		205	7,702

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Venezuela (cont’d.)
Petroleos de Venezuela SA, (cont’d.)
Sr. Unsec’d. Notes	6.000%	05/16/24(d)		45	$1,683
Sr. Unsec’d. Notes	6.000	11/15/26(d)		65	2,445
					61,030
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		250	252,899

Total Corporate Bonds (cost $28,821,066)					29,842,448
Sovereign Bonds 72.4%
Angola 1.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		600	599,485
Sr. Unsec’d. Notes	9.375	05/08/48		200	198,185
Sr. Unsec’d. Notes	9.500	11/12/25		750	798,231
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	198,185
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29		200	198,017
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		400	396,035
					2,388,138
Argentina 2.0%
Argentina Bonar Bonds,
Bonds	0.125(cc)	07/09/30		2	618
Unsec’d. Notes	1.000	07/09/29		12	4,622
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		2,230	855,354
Sr. Unsec’d. Notes	0.125(cc)	07/09/35		102	34,917
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		1,910	749,975
Sr. Unsec’d. Notes	0.125(cc)	07/09/41		597	216,781
Sr. Unsec’d. Notes	0.125(cc)	07/09/46		335	115,754
Sr. Unsec’d. Notes	1.000	07/09/29		254	105,537
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	4.000	05/01/20(d)	EUR	15	6,633
Sr. Unsec’d. Notes	5.375	01/20/23(d)	EUR	100	42,480
Sr. Unsec’d. Notes	9.125	03/16/24(d)		300	109,115

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Provincia de Buenos Aires, (cont’d.)
Sr. Unsec’d. Notes	9.950%	06/09/21(d)		620	$231,016
Sr. Unsec’d. Notes, 144A	9.125	03/16/24(d)		245	89,110
					2,561,912
Bahrain 1.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		200	225,333
Sr. Unsec’d. Notes	7.000	01/26/26		200	231,246
Sr. Unsec’d. Notes	7.000	10/12/28		400	463,001
Sr. Unsec’d. Notes	7.375	05/14/30		200	232,027
Sr. Unsec’d. Notes	7.500	09/20/47		400	450,401
					1,602,008
Belarus 0.7%
Republic of Belarus International Bond,
Sr. Unsec’d. Notes	6.200	02/28/30		200	201,450
Sr. Unsec’d. Notes	6.875	02/28/23		200	208,059
Sr. Unsec’d. Notes	7.625	06/29/27		425	466,054
					875,563
Brazil 2.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		228	248,448
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		270	300,324
Sr. Unsec’d. Notes	7.125	01/20/37		950	1,220,707
Sr. Unsec’d. Notes	8.250	01/20/34		828	1,144,602
					2,914,081
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	1.375	09/23/50	EUR	415	511,092
Cameroon 0.4%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25		400	456,309

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 1.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125%	01/18/41		360	$462,074
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,424,475
Sr. Unsec’d. Notes	10.375	01/28/33		200	320,267
					2,206,816
Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		255	196,744
Costa Rica 1.2%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.250	01/26/23		200	198,002
Sr. Unsec’d. Notes	4.375	04/30/25		1,000	975,781
Sr. Unsec’d. Notes	6.125	02/19/31		200	200,678
Sr. Unsec’d. Notes	7.000	04/04/44		200	196,252
					1,570,713
Croatia 0.3%
Croatia Government International Bond, Unsec’d. Notes	1.500	06/17/31	EUR	285	374,787
Dominican Republic 3.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		100	111,593
Sr. Unsec’d. Notes	5.875	04/18/24		555	602,830
Sr. Unsec’d. Notes	6.875	01/29/26		400	473,266
Sr. Unsec’d. Notes	7.450	04/30/44		1,400	1,754,562
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	159,724
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	154,581
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		425	444,435
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		320	371,573
					4,072,564
Ecuador 1.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	77,097
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30		639	345,283

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	0.500%(cc)	07/31/35		1,488	$689,338
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		1,111	490,199
					1,601,917
Egypt 2.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		200	221,423
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	233,641
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	100	126,951
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	200	252,928
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	545,481
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		200	225,315
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	279,825
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	200	253,903
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	252,928
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	250,722
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	231,253
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	274,338
					3,148,708
El Salvador 1.2%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25		355	345,856
Sr. Unsec’d. Notes	6.375	01/18/27		425	414,914
Sr. Unsec’d. Notes	7.625	02/01/41		150	145,224
Sr. Unsec’d. Notes	7.650	06/15/35		57	55,970
Sr. Unsec’d. Notes	7.750	01/24/23		145	145,732
Sr. Unsec’d. Notes	8.250	04/10/32		425	434,384
					1,542,080
Gabon 0.7%
Gabon Government International Bond,
Bonds	6.375	12/12/24		200	209,243
Sr. Unsec’d. Notes	6.950	06/16/25		400	427,954
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		215	212,418
					849,615

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana 1.9%
Ghana Government International Bond,
Bank Gtd. Notes	10.750%	10/14/30		400	$530,644
Sr. Unsec’d. Notes	7.875	03/26/27		400	438,814
Sr. Unsec’d. Notes	8.125	01/18/26		400	453,919
Sr. Unsec’d. Notes	8.125	03/26/32		200	209,495
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		400	413,622
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		200	202,099
Sr. Unsec’d. Notes, 144A	8.950	03/26/51		205	209,777
					2,458,370
Guatemala 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875	02/13/28		400	447,226
Sr. Unsec’d. Notes	6.125	06/01/50		400	494,447
					941,673
Honduras 0.5%
Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		150	172,277
Sr. Unsec’d. Notes	7.500	03/15/24		400	444,135
					616,412
Hungary 1.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	415	554,754
Sr. Unsec’d. Notes	7.625	03/29/41		546	950,626
					1,505,380
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	418,890
Indonesia 2.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	126,654
Sr. Unsec’d. Notes	4.450	04/15/70		200	245,087
Sr. Unsec’d. Notes	7.750	01/17/38		360	565,776
Sr. Unsec’d. Notes	8.500	10/12/35		450	736,746
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		110	156,474

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.750%	06/14/28	EUR	100	$146,828
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	240,913
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	256,669
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	258,259
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	153,344
					2,886,750
Iraq 0.8%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		438	411,621
Sr. Unsec’d. Notes	6.752	03/09/23		600	589,545
					1,001,166
Israel 1.2%
Israel Government International Bond,
Sr. Unsec’d. Notes	3.875	07/03/50		200	237,058
Sr. Unsec’d. Notes	4.500	01/30/43		600	774,479
Sr. Unsec’d. Notes	4.500	04/03/2120		400	516,029
					1,527,566
Ivory Coast 1.4%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	200	258,881
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	300	399,533
Sr. Unsec’d. Notes	6.375	03/03/28		400	449,066
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	240	316,108
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	250	341,827
					1,765,415
Jamaica 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	264,481
Sr. Unsec’d. Notes	7.875	07/28/45		200	281,603
Sr. Unsec’d. Notes	8.000	03/15/39		200	285,377
Sr. Unsec’d. Notes	9.250	10/17/25		200	248,364
					1,079,825

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Jordan 0.5%
Jordan Government International Bond,
Sr. Unsec’d. Notes	6.125%	01/29/26	200	$222,922
Sr. Unsec’d. Notes	7.375	10/10/47	400	455,974
				678,896
Kazakhstan 0.5%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	400	630,171
Kenya 0.7%
Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27	400	442,126
Sr. Unsec’d. Notes	8.250	02/28/48	200	226,935
Sr. Unsec’d. Notes, 144A	8.250	02/28/48	200	226,935
				895,996
Lebanon 0.3%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	191	24,649
Sr. Unsec’d. Notes	6.650	04/22/24(d)	172	22,236
Sr. Unsec’d. Notes	6.750	11/29/27(d)	170	21,570
Sr. Unsec’d. Notes	7.000	04/22/31(d)	115	14,464
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	9,937
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	43,443
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	32,666
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	41,375
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	30,765
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	32,340
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26(d)	30	3,885
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	90,425
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	52,231
				419,986
Luxembourg 0.1%
Ecuador Social Bond Sarl, Gov’t. Gtd. Notes, 144A	4.573(s)	01/30/35	186	123,101
Malaysia 1.6%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23	2,000	2,005,165

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750%	10/12/2110		126	$156,110
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		484	618,575
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	275,887
					1,050,572
Morocco 0.8%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	200	239,397
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	300	374,392
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		400	402,725
					1,016,514
Mozambique 0.4%
Mozambique International Bond,
Unsec’d. Notes	5.000(cc)	09/15/31		400	360,328
Unsec’d. Notes, 144A	5.000(cc)	09/15/31		200	180,164
					540,492
Namibia 0.2%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25		200	215,049
Nigeria 2.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25		600	687,882
Sr. Unsec’d. Notes	7.875	02/16/32		400	437,135
Sr. Unsec’d. Notes	8.747	01/21/31		800	929,971
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	210,173
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		400	430,877
					2,696,038
Oman 2.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		630	644,299
Sr. Unsec’d. Notes	5.375	03/08/27		200	207,212
Sr. Unsec’d. Notes	5.625	01/17/28		200	207,208
Sr. Unsec’d. Notes	6.500	03/08/47		425	413,962
Sr. Unsec’d. Notes	6.750	10/28/27		200	221,607

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	01/17/48	200	$197,554
Sr. Unsec’d. Notes	7.375	10/28/32	460	522,530
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	197,554
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	209,299
				2,821,225
Pakistan 1.2%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	400	428,319
Sr. Unsec’d. Notes	8.250	04/15/24	200	221,353
Sr. Unsec’d. Notes	8.250	09/30/25	770	860,428
				1,510,100
Panama 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.870	07/23/60	200	221,633
Sr. Unsec’d. Notes	4.500	04/16/50	200	245,830
Sr. Unsec’d. Notes	4.500	04/01/56	200	244,578
Sr. Unsec’d. Notes	6.700	01/26/36	760	1,090,292
Sr. Unsec’d. Notes	9.375	04/01/29	105	160,986
				1,963,319
Papua New Guinea 0.2%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	207,204
Paraguay 0.4%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	231,195
Sr. Unsec’d. Notes	6.100	08/11/44	200	263,357
				494,552
Peru 1.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60	170	164,726
Sr. Unsec’d. Notes	2.783	01/23/31	30	32,298
Sr. Unsec’d. Notes	3.230	07/28/2121	110	105,474
Sr. Unsec’d. Notes	5.625	11/18/50	140	214,018

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.550%	03/14/37		225	$335,403
Sr. Unsec’d. Notes	8.750	11/21/33		780	1,312,311
					2,164,230
Philippines 2.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes	2.650	12/10/45		200	198,642
Sr. Unsec’d. Notes	2.950	05/05/45		400	414,926
Sr. Unsec’d. Notes	3.700	03/01/41		400	455,735
Sr. Unsec’d. Notes	3.950	01/20/40		700	820,678
Sr. Unsec’d. Notes	6.375	10/23/34		100	146,101
Sr. Unsec’d. Notes	7.750	01/14/31		420	644,014
					2,680,096
Qatar 3.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.400	04/16/50		200	255,410
Sr. Unsec’d. Notes	5.103	04/23/48		1,400	1,929,238
Sr. Unsec’d. Notes, 144A	4.400	04/16/50		200	255,410
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		810	1,084,923
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	275,605
					3,800,586
Romania 1.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		344	427,975
Sr. Unsec’d. Notes, 144A	4.000	02/14/51		70	74,579
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		44	54,741
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	71	115,605
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	371,296
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	310	468,313
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	257	418,460
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		346	476,923
					2,407,892
Russia 2.2%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	5.100	03/28/35		1,000	1,245,728

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Foreign Bond - Eurobond, (cont’d.)
Sr. Unsec’d. Notes	5.625%	04/04/42		1,000	$1,351,884
Sr. Unsec’d. Notes	12.750	06/24/28		140	237,400
					2,835,012
Saudi Arabia 2.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		200	263,269
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	526,538
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		800	941,753
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		400	479,327
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		400	507,949
					2,718,836
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	218,928
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	500	620,649
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	223,116
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	135,577
					979,342
South Africa 0.9%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	203,453
Sr. Unsec’d. Notes	4.875	04/14/26		200	215,250
Sr. Unsec’d. Notes	5.000	10/12/46		200	181,580
Sr. Unsec’d. Notes	5.650	09/27/47		200	191,380
Sr. Unsec’d. Notes	5.750	09/30/49		200	192,983
Sr. Unsec’d. Notes	6.250	03/08/41		200	209,187
					1,193,833
Sri Lanka 1.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	157,003

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.750%	04/18/23		200	$132,007
Sr. Unsec’d. Notes	6.200	05/11/27		200	120,698
Sr. Unsec’d. Notes	6.350	06/28/24		200	127,026
Sr. Unsec’d. Notes	6.850	11/03/25		350	218,316
Sr. Unsec’d. Notes	7.850	03/14/29		250	151,370
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	132,007
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	121,059
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	169,615
Sr. Unsec’d. Notes, 144A	7.850	03/14/29		200	121,096
					1,450,197
Turkey 3.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		400	397,287
Sr. Unsec’d. Notes	4.875	10/09/26		300	304,350
Sr. Unsec’d. Notes	5.600	11/14/24		320	336,584
Sr. Unsec’d. Notes	5.750	03/22/24		600	632,289
Sr. Unsec’d. Notes	5.750	05/11/47		200	183,251
Sr. Unsec’d. Notes	6.000	03/25/27		880	934,653
Sr. Unsec’d. Notes	6.000	01/14/41		200	191,425
Sr. Unsec’d. Notes	6.350	08/10/24		200	215,028
Sr. Unsec’d. Notes	6.750	05/30/40		100	103,735
Sr. Unsec’d. Notes	6.875	03/17/36		409	436,546
Sr. Unsec’d. Notes	7.375	02/05/25		265	295,871
Sr. Unsec’d. Notes	7.625	04/26/29		480	553,330

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes	8.250	01/24/24		200	217,723
					4,802,072
Ukraine 3.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		285	321,069
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	210	242,103
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	800	1,060,643
Sr. Unsec’d. Notes	7.750	09/01/25		375	418,288
Sr. Unsec’d. Notes	7.750	09/01/26		500	561,813
Sr. Unsec’d. Notes	7.750	09/01/27		100	111,746
Sr. Unsec’d. Notes	8.994	02/01/24		200	225,034
Sr. Unsec’d. Notes	9.750	11/01/28		965	1,172,248
Sr. Unsec’d. Notes, 144A	0.000(cc)	05/31/40		35	39,429

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.375%	01/27/30	EUR	100	$115,287
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		200	212,682

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		100	108,720
					4,589,062
United Arab Emirates 1.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		200	209,746
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		200	209,746
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	237,801

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		400	463,952
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		200	202,195
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	202,195
					1,525,635
Uruguay 1.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45		120	146,308
Sr. Unsec’d. Notes	4.975	04/20/55		350	467,249
Sr. Unsec’d. Notes	5.100	06/18/50		350	470,920
Sr. Unsec’d. Notes	7.625	03/21/36		430	695,364
					1,779,841
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)		180	17,100
Zambia 0.5%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)		600	317,878

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia (cont’d.)
Zambia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.970%	07/30/27(d)	400	$208,201
Unsec’d. Notes	5.375	09/20/22(d)	200	102,033
				628,112

Total Sovereign Bonds (cost $89,584,144)				92,133,648

	Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $4,018)	2,232	6,514

Total Long-Term Investments (cost $118,409,228)		121,982,610

Short-Term Investments 2.4%
Affiliated Mutual Fund 2.4%
PGIM Core Ultra Short Bond Fund (cost $2,987,040)(wb)	2,987,040	2,987,040
Options Purchased*~ 0.0%
(cost $57,565)		27,509

Total Short-Term Investments (cost $3,044,605)		3,014,549

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.2% (cost $121,453,833)		124,997,159
Options Written*~ (0.0)%
(premiums received $77,381)		(34,440)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.2% (cost $121,376,452)		124,962,719
Other assets in excess of liabilities(z) 1.8%		2,293,627

Net Assets 100.0%		$127,256,346

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BROIS—Brazil Overnight Index Swap
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	Citibank, N.A.	04/06/21	4.55		—	EUR	1,912	$15,569
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	02/18/21	6.70		—		487	40
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	02/18/21	850.00		—		157	9
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	04/06/21	79.00		—		3,186	1,042
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	03/10/21	1.14		—	EUR	780	78
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	03/10/21	1.21		—	EUR	780	5,811
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/18/21	4.75		—		487	19
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/24/21	5.26		—		725	4,857
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/04/21	655.00		—		480	—
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/11/21	665.00		—		473	2
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	03/25/21	65.00		—		1,041	81
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/04/21	13.75		—		640	1
Total Options Purchased (cost $57,565)								$27,509
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	Citibank, N.A.	04/06/21	4.65		—	EUR	1,912	$(5,208)
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	02/18/21	740.00		—		157	(1,497)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	04/06/21	75.00		—		3,186	(11,536)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	02/17/21	5.05		—		125	(97)
Currency Option USD vs CLP	Put	JPMorgan Chase Bank, N.A.	02/11/21	705.00		—		473	(243)
Currency Option USD vs MXN	Put	Goldman Sachs International	02/09/21	19.70		—		636	(249)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	02/25/21	74.00		—		630	(3,644)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	03/25/21	73.00		—		1,041	(6,854)
Currency Option USD vs TRY	Put	JPMorgan Chase Bank, N.A.	02/04/21	7.25		—		960	(3,379)
Currency Option USD vs TRY	Put	Goldman Sachs International	02/04/21	7.31		—		156	(1,098)
Currency Option USD vs ZAR	Put	Goldman Sachs International	02/04/21	14.75		—		640	(635)
Total Options Written (premiums received $77,381)								$(34,440)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	5 Year U.S. Treasury Notes	Mar. 2021	$377,625	$(48)
70	10 Year U.S. Treasury Notes	Mar. 2021	9,592,187	(60,312)
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	1,023,594	(55,801)
				(116,161)
Short Positions:
14	2 Year U.S. Treasury Notes	Mar. 2021	3,093,672	(3,154)
4	5 Year Euro-Bobl	Mar. 2021	656,531	(489)
36	10 Year Euro-Bund	Mar. 2021	7,743,662	(725)
39	20 Year U.S. Treasury Bonds	Mar. 2021	6,580,031	226,597
1	Euro Schatz Index	Mar. 2021	136,306	(19)
				222,210
				$106,049
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	199	$151,000	$151,824	$824	$—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	676	128,000	123,558	—	(4,442)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	2,684	516,362	490,469	—	(25,893)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	654	125,000	119,520	—	(5,480)
Expiring 02/02/21	Morgan Stanley & Co. International PLC	BRL	639	120,000	116,722	—	(3,278)
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	4,653	870,666	849,617	—	(21,049)
British Pound,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	139	189,166	189,878	712	—
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	403	316,902	315,066	—	(1,836)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	139,081	188,000	189,381	1,381	—
Expiring 03/17/21	Citibank, N.A.	CLP	114,668	156,000	156,139	139	—
Expiring 03/17/21	Citibank, N.A.	CLP	107,844	151,000	146,848	—	(4,152)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	86,522	$118,000	$117,814	$—	$(186)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	68,680	94,600	93,519	—	(1,081)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	2,028	310,000	314,393	4,393	—
Expiring 02/08/21	Citibank, N.A.	CNH	774	115,000	119,920	4,920	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	11,731	1,741,762	1,818,228	76,466	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	1,565	240,000	242,585	2,585	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	3,371	514,000	522,537	8,537	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,490	226,000	230,935	4,935	—
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	152,985	10,592	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	549,590	158,000	153,726	—	(4,274)
Expiring 03/17/21	Goldman Sachs International	COP	401,831	115,000	112,396	—	(2,604)
Expiring 03/17/21	Goldman Sachs International	COP	390,115	112,000	109,119	—	(2,881)
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	6,510	302,106	303,650	1,544	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	12,091	561,304	563,921	2,617	—
Euro,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	526	636,718	639,373	2,655	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	247	299,632	299,932	300	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	128	156,000	156,136	136	—
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	59,850	801,193	814,830	13,637	—
Expiring 03/17/21	Citibank, N.A.	INR	33,129	450,000	451,030	1,030	—
Expiring 03/17/21	Credit Suisse International	INR	29,000	388,986	394,820	5,834	—
Expiring 03/17/21	Credit Suisse International	INR	14,800	202,000	201,492	—	(508)
Expiring 03/17/21	Goldman Sachs International	INR	24,305	330,000	330,908	908	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	Goldman Sachs International	INR	14,537	$198,000	$197,917	$—	$(83)
Expiring 03/17/21	Goldman Sachs International	INR	11,718	159,999	159,538	—	(461)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	38,666	518,780	526,427	7,647	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	35,496	476,494	483,259	6,765	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	12,259	167,000	166,897	—	(103)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	34,104	458,249	464,308	6,059	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	17,400	233,126	236,892	3,766	—
Expiring 03/17/21	UBS AG	INR	21,063	287,000	286,762	—	(238)
Expiring 03/17/21	UBS AG	INR	9,174	125,000	124,895	—	(105)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	1,525,606	107,000	108,126	1,126	—
Expiring 03/17/21	Citibank, N.A.	IDR	1,489,320	105,000	105,555	555	—
Expiring 03/17/21	Goldman Sachs International	IDR	1,797,529	126,000	127,399	1,399	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	19,871,971	1,389,163	1,408,413	19,250	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	2,057,501	144,000	145,824	1,824	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	1,565,740	110,000	110,971	971	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	1,556,629	109,000	110,325	1,325	—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	4,009	1,227,078	1,221,860	—	(5,218)
Expiring 03/17/21	Barclays Bank PLC	ILS	2,729	832,143	831,686	—	(457)
Japanese Yen,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	24,794	238,474	236,912	—	(1,562)
Mexican Peso,
Expiring 03/17/21	Barclays Bank PLC	MXN	2,530	128,000	122,774	—	(5,226)
Expiring 03/17/21	Citibank, N.A.	MXN	2,524	126,000	122,511	—	(3,489)
Expiring 03/17/21	Citibank, N.A.	MXN	1,829	91,000	88,771	—	(2,229)
Expiring 03/17/21	Goldman Sachs International	MXN	1,787	90,000	86,715	—	(3,285)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,178	158,000	154,225	—	(3,775)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,879	141,000	139,745	—	(1,255)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,485	125,000	120,593	—	(4,407)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	26,852	$1,319,761	$1,303,193	$—	$(16,568)
New Taiwanese Dollar,
Expiring 03/17/21	Citibank, N.A.	TWD	11,189	403,000	401,507	—	(1,493)
Expiring 03/17/21	Citibank, N.A.	TWD	9,785	353,000	351,122	—	(1,878)
Expiring 03/17/21	Citibank, N.A.	TWD	6,707	241,000	240,660	—	(340)
Expiring 03/17/21	Credit Suisse International	TWD	9,034	325,000	324,180	—	(820)
Expiring 03/17/21	Credit Suisse International	TWD	7,410	268,000	265,901	—	(2,099)
Expiring 03/17/21	Credit Suisse International	TWD	5,597	201,000	200,832	—	(168)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	6,782	244,000	243,358	—	(642)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	4,415	159,000	158,439	—	(561)
Peruvian Nuevo Sol,
Expiring 03/17/21	Citibank, N.A.	PEN	540	149,000	148,363	—	(637)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	10,584	219,000	219,776	776	—
Expiring 03/17/21	Citibank, N.A.	PHP	9,004	187,000	186,971	—	(29)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	PHP	9,439	195,133	195,999	866	—
Expiring 03/17/21	The Toronto-Dominion Bank	PHP	7,103	147,000	147,493	493	—
Polish Zloty,
Expiring 04/19/21	UBS AG	PLN	1,962	528,247	527,300	—	(947)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	55,501	727,868	730,346	2,478	—
Expiring 03/17/21	Barclays Bank PLC	RUB	11,939	157,000	157,104	104	—
Expiring 03/17/21	Barclays Bank PLC	RUB	11,628	157,000	153,016	—	(3,984)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	13,904	188,000	182,961	—	(5,039)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	13,119	172,999	172,627	—	(372)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	55,501	739,418	730,347	—	(9,071)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	11,569	157,000	152,231	—	(4,769)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	9,305	126,000	122,443	—	(3,557)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	311	$233,000	$234,423	$1,423	$—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,530	102,000	100,495	—	(1,505)
Expiring 03/17/21	Citibank, N.A.	ZAR	2,969	191,000	194,982	3,982	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,125	141,000	139,554	—	(1,446)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	2,483	158,000	163,060	5,060	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,251	84,000	82,156	—	(1,844)
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	346,317	317,000	309,673	—	(7,327)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	254,070	234,000	227,187	—	(6,813)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	238,161	218,605	212,962	—	(5,643)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	141,167	126,000	126,230	230	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	140,002	125,000	125,189	189	—
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	4,745	158,000	158,501	501	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	15,642	520,652	522,559	1,907	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	13,501	450,000	451,035	1,035	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	11,281	372,981	376,854	3,873	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	6,121	204,000	204,490	490	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	5,292	177,000	176,798	—	(202)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,846	162,000	161,902	—	(98)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,344	146,000	145,102	—	(898)
Expiring 03/17/21	The Toronto-Dominion Bank	THB	6,602	220,000	220,543	543	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	3,742	459,261	501,807	42,546	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,239	153,000	166,156	13,156	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,195	158,000	160,288	2,288	—
Expiring 03/17/21	Barclays Bank PLC	TRY	966	128,000	129,511	1,511	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	TRY	943	$126,000	$126,499	$499	$—
Expiring 03/17/21	Barclays Bank PLC	TRY	782	103,000	104,917	1,917	—
Expiring 03/17/21	Barclays Bank PLC	TRY	639	85,000	85,662	662	—
Expiring 03/17/21	Barclays Bank PLC	TRY	557	69,000	74,688	5,688	—
Expiring 03/17/21	Barclays Bank PLC	TRY	533	70,000	71,488	1,488	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	3,937	528,000	527,968	—	(32)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	3,253	400,192	436,149	35,957	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,182	156,000	158,449	2,449	—
				$32,937,413	$33,076,017	326,943	(188,339)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Citibank, N.A.	AUD	197	$151,000	$150,270	$730	$—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	204	156,991	155,978	1,013	—
Brazilian Real,
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	4,653	871,269	850,269	21,000	—
Expiring 03/02/21	JPMorgan Chase Bank, N.A.	BRL	432	79,000	78,949	51	—
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	219,565	294,836	298,973	—	(4,137)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	439,129	587,558	597,946	—	(10,388)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	219,565	294,777	298,973	—	(4,196)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	1,831	282,000	283,720	—	(1,720)
Expiring 02/08/21	Citibank, N.A.	CNH	1,470	221,000	227,818	—	(6,818)
Expiring 02/08/21	Citibank, N.A.	CNH	1,305	201,000	202,187	—	(1,187)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	2,811	426,000	435,729	—	(9,729)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	4,481	672,880	694,494	—	(21,614)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	2,427	375,000	376,180	—	(1,180)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	1,294	$200,000	$200,527	$—	$(527)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	1,136	169,000	176,113	—	(7,113)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	933	141,000	144,673	—	(3,673)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,625	152,986	—	(10,361)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	2,196,662	614,253	614,428	—	(175)
Expiring 03/17/21	Citibank, N.A.	COP	434,857	123,000	121,634	1,366	—
Expiring 03/17/21	Citibank, N.A.	COP	247,648	71,000	69,270	1,730	—
Expiring 03/17/21	Goldman Sachs International	COP	380,645	111,000	106,470	4,530	—
Expiring 03/17/21	Goldman Sachs International	COP	375,840	108,000	105,126	2,874	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	COP	452,970	126,000	126,700	—	(700)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	279,071	80,000	78,059	1,941	—
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	2,118	2,581,019	2,574,717	6,302	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	2,341	2,843,142	2,845,738	—	(2,596)
Expiring 04/19/21	Citibank, N.A.	EUR	154	187,774	187,225	549	—
Expiring 04/19/21	Citibank, N.A.	EUR	128	156,000	155,987	13	—
Expiring 04/19/21	Citibank, N.A.	EUR	103	126,000	125,676	324	—
Expiring 04/19/21	Deutsche Bank AG	EUR	104	126,845	126,622	223	—
Expiring 04/19/21	Goldman Sachs International	EUR	2,056	2,504,239	2,499,652	4,587	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	1,152	1,394,807	1,400,273	—	(5,466)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	129	157,000	156,996	4	—
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	30,685	104,000	104,235	—	(235)
Expiring 04/19/21	Citibank, N.A.	HUF	114,249	384,956	388,094	—	(3,138)
Expiring 04/19/21	Citibank, N.A.	HUF	63,201	213,000	214,688	—	(1,688)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	9,158	123,000	124,687	—	(1,687)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	16,593	223,000	225,912	—	(2,912)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	14,037	190,000	191,102	—	(1,102)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	16,054	$217,000	$218,567	$—	$(1,567)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	15,012	202,000	204,378	—	(2,378)
Indonesian Rupiah,
Expiring 03/17/21	BNP Paribas S.A.	IDR	2,037,822	143,000	144,429	—	(1,429)
Expiring 03/17/21	Citibank, N.A.	IDR	1,728,252	122,000	122,489	—	(489)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	2,215,231	156,000	157,003	—	(1,003)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	1,290,008	90,400	91,428	—	(1,028)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	899	277,000	274,085	2,915	—
Expiring 03/17/21	Barclays Bank PLC	ILS	759	237,000	231,351	5,649	—
Expiring 03/17/21	Barclays Bank PLC	ILS	554	170,565	168,979	1,586	—
Expiring 03/17/21	Citibank, N.A.	ILS	537	164,000	163,652	348	—
Expiring 03/17/21	Citibank, N.A.	ILS	533	163,000	162,466	534	—
Expiring 03/17/21	Citibank, N.A.	ILS	261	82,000	79,409	2,591	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	529	162,000	161,256	744	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	255	78,435	77,647	788	—
Mexican Peso,
Expiring 03/17/21	HSBC Bank USA, N.A.	MXN	9,289	457,774	450,800	6,974	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	5,216	261,000	253,163	7,837	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,943	199,000	191,359	7,641	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,736	135,000	132,804	2,196	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	2,070	103,000	100,458	2,542	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	1,024	51,000	49,709	1,291	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	769	39,000	37,326	1,674	—
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	8,720	313,635	312,912	723	—
Expiring 03/17/21	HSBC Bank USA, N.A.	TWD	3,936	142,000	141,229	771	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	4,082	148,000	146,472	1,528	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	438	$314,383	$314,769	$—	$(386)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	872	243,114	239,662	3,452	—
Expiring 03/17/21	Goldman Sachs International	PEN	538	149,000	148,023	977	—
Expiring 03/17/21	Goldman Sachs International	PEN	489	134,000	134,304	—	(304)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	7,903	164,000	164,111	—	(111)
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	9,184	190,000	190,717	—	(717)
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	447	120,000	120,169	—	(169)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	758	202,000	203,813	—	(1,813)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	705	188,000	189,412	—	(1,412)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	618	166,000	166,172	—	(172)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	600	161,000	161,188	—	(188)
Expiring 04/19/21	UBS AG	PLN	464	124,000	124,792	—	(792)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	23,812	320,000	313,344	6,656	—
Expiring 03/17/21	Barclays Bank PLC	RUB	11,474	154,000	150,993	3,007	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	5,941	80,000	78,174	1,826	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	13,072	176,000	172,014	3,986	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	8,182	110,000	107,672	2,328	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	431	324,000	324,199	—	(199)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	286	217,000	215,528	1,472	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	175	132,370	131,475	895	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	112	84,630	84,117	513	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,701	112,000	111,660	340	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,641	$111,000	$107,747	$3,253	$—
Expiring 03/17/21	Citibank, N.A.	ZAR	7,984	515,426	524,240	—	(8,814)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,381	156,000	156,313	—	(313)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,659	109,000	108,958	42	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	13,307	867,531	873,733	—	(6,202)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	1,108	72,000	72,742	—	(742)
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	267,824	246,180	239,486	6,694	—
Expiring 03/17/21	Citibank, N.A.	KRW	222,980	200,000	199,387	613	—
Expiring 03/17/21	Goldman Sachs International	KRW	223,056	204,000	199,454	4,546	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	291,672	268,000	260,811	7,189	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	160,740	147,000	143,732	3,268	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	389,684	353,000	348,452	4,548	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	348,312	318,000	311,457	6,543	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	190,374	175,000	170,231	4,769	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	180,838	164,000	161,704	2,296	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	163,148	150,000	145,885	4,115	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	138,120	126,820	123,505	3,315	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	354,638	327,000	317,114	9,886	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	134,371	122,000	120,153	1,847	—
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	6,522	216,000	217,864	—	(1,864)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	4,393	146,000	146,770	—	(770)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,201	$157,350	$161,054	$—	$(3,704)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	757	101,000	101,518	—	(518)
				$31,045,584	$31,001,065	183,945	(139,426)
						$510,888	$(327,765)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	130	JPY	16,476	$610	$—	Citibank, N.A.
04/19/21	Buy	EUR	155	GBP	138	—	(85)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	JPY	16,231	EUR	129	—	(1,739)	Citibank, N.A.
04/20/21	Buy	CAD	202	AUD	206	238	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	238	EUR	155	—	(1,911)	Barclays Bank PLC
04/20/21	Buy	NZD	438	CAD	399	2,990	—	Citibank, N.A.
						$3,838	$(3,735)
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,671	01/02/25	6.317%(T)	1 Day BROIS(2)(T)	$—	$3,140	$3,140
CNH	2,200	05/11/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(12,010)	(12,008)
CNH	2,200	05/29/25	2.020%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	(10,314)	(10,318)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	7,600	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(4,556)	$(11,548)	$(6,992)
MXN	34,655	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	39,402	89,437	50,035
					$34,848	$58,705	$23,857

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).